GENERAL INFORMATION (Details)				1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Nov. 09, 2021 shares	Nov. 30, 2021 shares	Dec. 31, 2021 shares
GENERAL INFORMATION
Number of American Depositary Shares issued				4,042,400	4,042,400
Number of shares represented by one depositary receipt			1
ADS
GENERAL INFORMATION
Number of American Depositary Shares issued			4,042,400
Elbrus Capital
GENERAL INFORMATION
Percentage of ownership interest in reporting entity	45.10%
iRealtor LLC
GENERAL INFORMATION
Percentage of ownership interest	100.00%	100.00%
N1.ru LLC
GENERAL INFORMATION
Percentage of ownership interest	100.00%	100.00%
MLSN LLC
GENERAL INFORMATION
Percentage of ownership interest	100.00%	100.00%
N1 Technologies LLC
GENERAL INFORMATION
Percentage of ownership interest	100.00%	100.00%
Financial Platform JSC
GENERAL INFORMATION
Percentage of ownership interest	9.00%	9.00%
Fastrunner Investment Limited
GENERAL INFORMATION
Percentage of ownership interest	100.00%	100.00%
Mimons Investments Limited
GENERAL INFORMATION
Percentage of ownership interest	100.00%	100.00%